LEASES - Summary of Company's Operating Lease on the Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Operating lease right-of-use assets	$ 175	$ 152
Liabilities:
Operating lease liabilities	94	154
Operating lease liabilities, noncurrent	82	0
Total operating lease liabilities	$ 176	$ 154